Consolidated Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Securities available for sale, at fair value, amortized cost	$ 516,006,296	$ 513,220,290
Loans, allowance for loan losses	$ 3,019,228	$ 3,902,796
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,894,705	4,882,579
Common stock, shares outstanding	4,894,705	4,882,579
Accumulated other comprehensive loss, tax benefits	$ (2,734,500)	$ (6,376,702)